Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information
Segment Information
16.	Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance.

The Company has determined that its chief executive officer (“CEO”) is its CODM who makes resource allocation decisions and assesses performance based upon financial information at the consolidated level. The Company manages its operations as a single segment for the purpose of assessing and making operating decisions. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

The following table presents the Company’s revenue disaggregated by geography:

	December 31,
	2020	2019	2018
Revenue:
United States	$292,107	$287,723	$274,391
International	29,217	30,200	32,860
Total	$321,324	$317,923	$307,251